PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,413	$ 6,226
Accumulated depreciation and amortization	(4,273)	(6,024)
Property and equipment, net	140	202
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,198	3,504
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	257	287
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	491	453
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	467	$ 1,982
Accumulated depreciation and amortization	$ (1,640)